Other current assets - Additional information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Other current assets
Percentage of capital to deposit to trust protection fund by consolidated trusts	1.00%
Impairment loss on disposal of business	¥ 74
Borrowings to third-party individuals	¥ 92
Minimum
Other current assets
Interest rates	4.00%
Maximum
Other current assets
Interest rates	5.50%